Share capital - Stock options - Roll forward (Details)	12 Months Ended
	Dec. 31, 2025 Options	Dec. 31, 2025 CAD ($) Options	Dec. 31, 2025 Options	Dec. 31, 2025 Options $ / shares	Dec. 31, 2025 Options shares	Dec. 31, 2024 CAD ($) Options $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 shares
Share capital
Number of options, Balance outstanding, beginning of year | Options			10,452,237			9,139,737
Number of options, Granted | Options			10,245,000			1,850,000
Number of options, Exercised | Options			(2,162,500)			(250,000)
Number of options, Expired | Options			(1,300,000)			(250,000)
Number of options, Forfeited | Options			(50,000)			(37,500)
Number of options, Balance outstanding, end of year			17,184,737		17,184,737	10,452,237
Number of options, Balance exercisable, end of year	11,017,237	11,017,237	11,017,237	11,017,237	11,017,237	8,791,612		11,017,237
Weighted average exercise price, Balance outstanding, beginning of year				$ 0.14		$ 0.13
Weighted average exercise price, Granted				1.57		0.2
Weighted average exercise price, Exercised				0.25		0.09
Weighted average exercise price, Expired				0.17		0.12
Weighted average exercise price, Forfeited				1.78		0.1
Weighted average exercise price, Outstanding, end of year				0.97		0.14
Weighted average exercise price, Balance exercisable, end of year						0.14	$ 0.45
Weighted average share price at date of exercise for options exercised				$ 1.32		$ 0.46
Share-based compensation | $		$ 6,833,609				$ 399,843
Weighted average remaining contractual life for options outstanding	7 years 3 months 18 days					4 years 7 months 20 days